Fair Value Measurements - Impaired Collateral-Dependent Loans and Other Real Estate Owned Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	$ 52	$ 52		$ 32	$ 41
Losses Recorded During the Period	22	35	$ 10		2,591
Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Period	22	22	$ 1		1,362
Fair Value on a Nonrecurring Basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	52	52		32	41
Fair Value of Loan	879	879		902	598
Total Losses	717	717		717	719
Losses Recorded During the Period		0		0	2
Fair Value on a Nonrecurring Basis [Member] | Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	446	446		452	94
Total Losses	72	72		72	74
Losses Recorded During the Period		0		0	2
Fair Value on a Nonrecurring Basis [Member] | Commercial Real Estate and Multi-Family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	433	433		450	504
Total Losses	645	645		645	645
Losses Recorded During the Period		0		0	0
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	52	52		32	41
Fair Value of Loan	879	879		902	598
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member] | Real Estate Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	446	446		452	94
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member] | Commercial Real Estate and Multi-Family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	$ 433	$ 433		$ 450	$ 504